Leases - Summary of Lease Asset and Liability (Detail) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of fair value measurement of assets [line items]
Right-of-use Assets	$ 506,023	$ 616,578	$ 385,369
Buildings [member]
Disclosure of fair value measurement of assets [line items]
Right-of-use Assets	$ 506,023	$ 616,578